UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02796 )

Exact name of registrant as specified in charter: Putnam High Yield Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
5/31/06 (Unaudited)

CORPORATE BONDS AND NOTES (87.2%)(a)
		Principal amount	Value

Advertising and Marketing Services (0.6%)

Affinion Group, Inc. bonds 11 1/2s, 2015		$3,680,000	$3,744,400
Affinion Group, Inc. 144A company guaranty 10 1/8s,
2013		6,330,000	6,551,550
Lamar Media Corp. company guaranty 7 1/4s, 2013		3,950,000	3,915,438

			14,211,388

Automotive (5.7%)

ArvinMeritor, Inc. notes 8 3/4s, 2012		1,520,000	1,527,600
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015		2,370,000	2,281,125
Avis Budget Care Rental LLC 144A sr. notes 7 3/4s, 2016		4,050,000	4,080,375
Delco Remy International, Inc. company guaranty 11s,
2009		3,000	1,755
Ford Motor Co. notes 7.45s, 2031		10,085,000	7,311,625
Ford Motor Credit Corp. bonds 7 3/8s, 2011		2,675,000	2,402,300
Ford Motor Credit Corp. notes 7 7/8s, 2010		16,860,000	15,555,474
Ford Motor Credit Corp. notes 7 3/8s, 2009		11,460,000	10,555,646
Ford Motor Credit Corp. notes 6 1/2s, 2007		7,805,000	7,800,543
General Motors Acceptance Corp. notes 7 3/4s, 2010		14,440,000	14,147,272
General Motors Acceptance Corp. notes 6 7/8s, 2012		14,715,000	13,678,078
General Motors Acceptance Corp. notes 6 3/4s, 2014		10,220,000	9,277,317
General Motors Acceptance Corp. notes 5 1/8s, 2008		3,838,000	3,635,204
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		7,695,000	7,262,233
Hertz Corp. 144A sr. notes 8 7/8s, 2014		5,190,000	5,397,600
Lear Corp. company guaranty Ser. B, 8.11s, 2009		3,885,000	3,787,875
Lear Corp. sr. notes 8 1/8s, 2008	EUR	860,000	1,127,692
Meritor Automotive, Inc. notes 6.8s, 2009		$484,000	471,900
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		4,960,000	4,984,800
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		7,565,000	8,321,500
TRW Automotive Inc. sr. notes 9 3/8s, 2013		2,755,000	2,968,512
TRW Automotive Inc. sr. sub. notes 11s, 2013		8,658,000	9,588,735

			136,165,161

Basic Materials (9.7%)

Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		1,590,000	1,379,325
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		1,510,000	1,423,175
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		3,188,000	2,693,860
AK Steel Corp. company guaranty 7 3/4s, 2012		10,200,000	10,047,000
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		5,780,000	6,343,550
Builders FirstSource Inc. company guaranty FRB 9.42s,
2012		2,170,000	2,235,100
Century Aluminum Co. company guaranty 7 1/2s, 2014		2,725,000	2,806,750
Chaparral Steel Co. company guaranty 10s, 2013		9,320,000	10,368,500
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	800,000	913,908
Cognis Holding GMBH & Co. 144A sr. notes 11.644s, 2015
(Germany)	EUR	2,695,000	3,568,485
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	2,250,000	3,240,771
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$2,540,000	2,336,800
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		10,532,000	10,110,720
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		9,825,000	9,923,250
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		5,619,000	4,481,153
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		14,008,000	15,023,580
Georgia-Pacific Corp. debs. 9 1/2s, 2011		2,935,000	3,140,450
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		7,150,000	7,739,875
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		1,490,000	1,501,175
Huntsman International, LLC company guaranty 10 1/8s,
2009		8,227,000	8,391,540
Huntsman, LLC company guaranty 11 5/8s, 2010		2,408,000	2,672,880
Huntsman, LLC company guaranty 11 1/2s, 2012		1,774,000	2,017,925
Ineos Group Holdings PLC 144A bonds 7 7/8s, 2016
(United Kingdom)	EUR	4,160,000	5,118,295
Innophos, Inc. company guaranty 8 7/8s, 2014		$6,915,000	7,036,013
Ispat Inland ULC sec. notes 9 3/4s, 2014		2,737,000	3,062,019
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		276,000	248,400
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)

(PIK)	EUR	1,809,500	2,399,469
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		$8,695,000	9,064,538
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	322,000	455,519
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		$4,280,000	4,772,200
Nalco Co. sr. sub. notes 9s, 2013	EUR	2,975,000	4,111,173
Nalco Co. sr. sub. notes 8 7/8s, 2013		$6,390,000	6,573,713
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)		5,095,000	5,031,313
NewPage Corp. sec. notes 10s, 2012		5,160,000	5,456,700
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014
(Canada)		4,525,000	4,163,000
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		15,270,000	14,582,850
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		1,694,026	1,768,140
PQ Corp. 144A company guaranty 7 3/4s, 2013		7,460,000	7,189,575
Rockwood Specialties Group, Inc. company guaranty 7
5/8s, 2014	EUR	3,400,000	4,473,602
Smurfit Capital Funding PLC debs. 7 1/2s, 2025
(Ireland)		$2,400,000	2,220,000
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		4,379,000	4,565,108
Sterling Chemicals, Inc. sec. notes 10s, 2007		1,334,122	1,274,087
Stone Container Corp. sr. notes 9 3/4s, 2011		11,745,000	12,126,713
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		1,385,000	1,239,575
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		3,860,000	4,110,900
United States Steel Corp. sr. notes 9 3/4s, 2010		1,396,000	1,500,700
United States Steel, LLC sr. notes 10 3/4s, 2008		2,637,000	2,861,145
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010
(PIK)		413,884	326,968
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011
(PIK)		748,545	591,351

			228,682,838

Beverage (0.1%)

Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008		3,088,000	3,165,200
Constellation Brands, Inc. sr. sub. notes Ser. B, 8
1/8s, 2012		338,000	349,830

			3,515,030

Broadcasting (2.6%)

DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		11,515,000	10,824,100
Echostar DBS Corp. company guaranty 6 5/8s, 2014		6,960,000	6,577,200
Echostar DBS Corp. sr. notes 6 3/8s, 2011		12,880,000	12,364,800
Gray Television, Inc. company guaranty 9 1/4s, 2011		1,783,000	1,872,150
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013		1,840,000	1,706,600
LIN Television Corp. sr. sub. notes 6 1/2s, 2013		735,000	681,713
Paxson Communications Corp. 144A sec. FRN 11.318s, 2013		2,660,000	2,689,925
Paxson Communications Corp. 144A sec. FRN 8.318s, 2012		3,210,000	3,274,200
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		8,810,000	9,338,600
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		5,470,000	5,169,150
Young Broadcasting, Inc. company guaranty 10s, 2011		5,933,000	5,369,365
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		3,385,000	2,843,400

			62,711,203

Building Materials (1.9%)

Associated Materials, Inc. company guaranty 9 3/4s,
2012		8,767,000	9,073,845
Building Materials Corp. company guaranty 8s, 2008		2,869,000	2,904,863
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
7.491s, 2012		1,125,000	1,139,063
Goodman Global Holding Co., Inc. sr. sub. notes 7
7/8s, 2012		3,180,000	3,116,400
Jacuzzi Brands, Inc. sec. notes 9 5/8s, 2010		2,665,000	2,851,550
NTK Holdings, Inc. sr. disc. notes zero %, 2014		9,315,000	7,032,825
Owens Corning bonds 7 1/2s, 2018 (In default) (NON)		4,000	4,360
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)		5,755,000	6,272,950
Ply Gem Industries, Inc. sr. sub. notes 9s, 2012		1,075,000	1,013,188
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		3,800,000	3,876,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		8,735,000	8,778,675

			46,063,719

Cable Television (2.2%)

Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)		3,211,000	1,501,143
Adelphia Communications Corp. sr. notes 7 7/8s, 2009
(In default) (NON)		2,918,000	1,342,280
Adelphia Communications Corp. sr. notes Ser. B, 9

7/8s, 2007 (In default) (NON)		2,431,000	1,142,570
Atlantic Broadband Finance, LLC company guaranty 9
3/8s, 2014		3,950,000	3,772,250
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,050,000	1,039,500
CCH I Holdings LLC company guaranty stepped-coupon
zero % (12 1/8s, 11/15/07), 2015 (STP)		1,098,000	587,430
CCH I LLC secd. notes 11s, 2015		24,384,000	20,787,360
CCH II 144A sr. notes 10 1/4s, 2010		6,225,000	6,193,875
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010		2,185,000	2,179,538
CSC Holdings, Inc. debs. 7 5/8s, 2018		2,579,000	2,566,105
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		5,045,000	5,070,225
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012		6,350,000	6,215,063

			52,397,339

Capital Goods (8.9%)

Aero Invest 1 SA company guaranty 11.269s, 2015
(Luxembourg)	EUR	2,075,000	2,753,131
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		$8,635,000	8,473,094
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		8,932,000	9,400,930
Allied Waste North America, Inc. sec. notes Ser. B, 5
3/4s, 2011		860,000	812,700
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		8,520,000	9,201,600
Argo-Tech Corp. sr. notes 9 1/4s, 2011		5,000,000	5,250,000
ASPropulsion Capital B.V. sr. notes Ser. REGS, 9 5/8s,
2013 (Netherlands)	EUR	1,655,000	2,425,214
Blount, Inc. sr. sub. notes 8 7/8s, 2012		$6,405,000	6,597,150
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		3,333,000	3,033,030
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		4,215,000	4,215,000
Crown Americas, LLC/Crown Americas Capital Corp. 144A
sr. notes 7 5/8s, 2013		8,385,000	8,426,925
Crown Cork & Seal Co. Inc. debs. 8s, 2023		4,350,000	4,154,250
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $4,705,611) (RES)		14,344,000	10,040,800
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014		2,687,000	2,700,435
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		11,456,000	12,257,920
Graham Packaging Co., Inc. company guaranty 8 1/2s,
2012		955,000	964,550
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		5,230,000	5,334,600
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		6,220,000	6,406,600
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		570,000	550,050
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		1,630,000	1,768,550
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		4,415,000	4,481,225
L-3 Communications Corp. company guaranty 6 1/8s, 2013		8,790,000	8,284,575
L-3 Communications Corp. sr. sub. notes Class B, 6
3/8s, 2015		6,510,000	6,151,950
Legrand SA debs. 8 1/2s, 2025 (France)		11,095,000	13,036,625
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		3,896,000	4,236,900
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		3,375,000	3,442,500
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		3,900,000	3,675,750
Mueller Group, Inc. sr. sub. notes 10s, 2012		5,125,000	5,599,063
Owens Brockway Glass Container Inc. company guaranty 6
3/4s, 2014	EUR	4,655,000	6,002,330
Owens-Brockway Glass company guaranty 8 7/8s, 2009		$4,000	4,135
Owens-Brockway Glass company guaranty 8 1/4s, 2013		6,540,000	6,605,400
Owens-Brockway Glass company guaranty 7 3/4s, 2011		1,000,000	1,012,500
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		5,713,000	6,041,498
Owens-Illinois, Inc. debs. 7.8s, 2018		1,715,000	1,650,688
Ray Acquisition SCA sr. notes 9 3/8s, 2015 (France)	EUR	3,565,000	4,869,266
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		$3,055,000	3,141,029
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		5,250,000	4,725,000
TD Funding Corp. company guaranty 8 3/8s, 2011		8,557,000	9,091,813
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		5,765,000	6,427,975
Terex Corp. company guaranty 9 1/4s, 2011		1,540,000	1,628,550
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		6,295,000	6,641,225

			211,516,526

Communication Services (6.3%)

American Cellular Corp. company guaranty 9 1/2s, 2009		1,807,000	1,858,951
American Cellular Corp. sr. notes Ser. B, 10s, 2011		3,725,000	3,999,719
American Tower Corp. sr. notes 7 1/2s, 2012		3,360,000	3,427,200
American Towers, Inc. company guaranty 7 1/4s, 2011		6,940,000	7,096,150
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		3,070,000	3,307,925
Centennial Cellular Operating Co., LLC sr. sub. notes
10 3/4s, 2008		756,000	763,560
Centennial Communications Corp. sr. notes 10s, 2013		2,755,000	2,851,425
Centennial Communications Corp. sr. notes FRN 10.74s,
2013		1,125,000	1,172,813
Cincinnati Bell Telephone company guaranty 6.3s, 2028		1,335,000	1,154,775
Cincinnati Bell, Inc. company guaranty 7s, 2015		2,210,000	2,138,175
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		955,000	964,550
Cincinnati Bell, Inc. unsub. notes 7 1/4s, 2023		3,752,000	3,573,780
Citizens Communications Co. notes 9 1/4s, 2011		7,860,000	8,537,925
Citizens Communications Co. sr. notes 6 1/4s, 2013		6,740,000	6,436,700
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		3,515,000	3,690,750

Dobson Cellular Systems sec. notes 9 7/8s, 2012	4,360,000	4,708,800
Dobson Communications Corp. sr. notes FRN 9.318s, 2012	2,295,000	2,317,950
Horizon PCS, Inc. company guaranty 11 3/8s, 2012	1,065,000	1,208,775
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)	4,531,000	4,621,620
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)	7,475,000	6,372,438
Intelsat Subsidiary Holding Co Ltd company guaranty 8
7/8s, 2015 (Bermuda)	6,780,000	6,864,750
Intelsat Subsidiary Holding Co Ltd sr. notes 8 1/2s,
2013 (Bermuda)	3,220,000	3,232,075
iPCS, Inc. sr. notes 11 1/2s, 2012	2,565,000	2,924,100
IWO Holdings, Inc. sec. FRN 8.818s, 2012	835,000	866,313
Madison River Capital Corp. sr. notes 13 1/4s, 2010	1,682,000	1,757,690
Nordic Telephone Co Holdings ApS 144A sr. notes 8
7/8s, 2016 (Denmark)	1,035,000	1,068,638
PanAmSat Corp. company guaranty 9s, 2014	2,740,000	2,842,750
PanAmSat Corp. notes 6 3/8s, 2008	699,000	699,000
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	13,480,000	13,412,600
Qwest Corp. notes 8 7/8s, 2012	14,295,000	15,331,388
Qwest Corp. sr. notes 7 5/8s, 2015	4,590,000	4,670,325
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)	2,435,000	2,836,775
Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)	1,312,000	1,444,840
Rogers Wireless, Inc. sec. notes 7 1/2s, 2015 (Canada)	2,685,000	2,762,194
Rogers Wireless, Inc. sr. sub. notes 8s, 2012 (Canada)	3,355,000	3,451,456
Rural Cellular Corp. sr. notes 9 7/8s, 2010	1,985,000	2,089,213
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	2,195,000	2,216,950
Rural Cellular Corp. 144A sr. sub. notes FRN 10.899s,
2012	1,410,000	1,469,925
Syniverse Technologies, Inc. sr. sub. notes Ser. B, 7
3/4s, 2013	3,565,000	3,556,088
Qwest Corp. debs. 7 1/4s, 2025	2,820,000	2,700,150
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty 7 3/4s, 2015	2,450,000	2,523,500

		148,924,701

Consumer (0.9%)

Jostens IH Corp. company guaranty 7 5/8s, 2012	11,165,000	10,969,613
Samsonite Corp. sr. sub. notes 8 7/8s, 2011	9,530,000	9,935,025

		20,904,638

Consumer Goods (2.2%)

Church & Dwight Co., Inc. company guaranty 6s, 2012	4,430,000	4,208,500
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,670,000	5,670,000
Nutro Products, Inc. 144A sr. notes FRN 9.23s, 2013	2,150,000	2,176,875
Playtex Products, Inc. company guaranty 9 3/8s, 2011	7,757,000	8,086,673
Playtex Products, Inc. sec. notes 8s, 2011	6,910,000	7,238,225
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	6,045,000	6,075,225
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	6,870,000	5,839,500
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	2,335,000	2,288,300
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	9,715,000	7,893,438
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	2,460,000	2,140,200

		51,616,936

Consumer Services (1.0%)

Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015
(United Kingdom)	2,260,000	2,305,200
Brand Services, Inc. company guaranty 12s, 2012	7,325,000	8,350,500
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014	2,015,000	2,020,038
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	2,775,000	2,664,000
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	219,000	214,620
United Rentals NA, Inc. sr. sub. notes 7s, 2014	8,105,000	7,618,700

		23,173,058

Energy (8.4%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013	12,155,000	11,790,350
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	4,361,000	4,513,635
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015	4,015,000	4,065,188
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	8,380,000	8,212,400
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	3,742,000	3,826,195
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	6,425,000	6,569,563
Chesapeake Energy Corp. sr. notes 7s, 2014	2,715,000	2,704,819
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	5,360,000	5,226,000
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	4,485,000	4,316,813
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	2,815,000	2,850,188
Dresser, Inc. company guaranty 9 3/8s, 2011	5,444,000	5,714,621
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	2,220,000	2,036,850
Encore Acquisition Co. sr. sub. notes 6s, 2015	7,492,000	6,686,610
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	8,425,000	8,214,375

Forest Oil Corp. company guaranty 7 3/4s, 2014		3,151,000	3,214,020
Forest Oil Corp. sr. notes 8s, 2011		4,174,000	4,330,525
Forest Oil Corp. sr. notes 8s, 2008		2,507,000	2,557,140
Hanover Compressor Co. sr. notes 9s, 2014		3,175,000	3,373,438
Hanover Compressor Co. sr. notes 8 5/8s, 2010		2,295,000	2,363,850
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		1,630,000	1,695,200
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		5,755,000	5,625,513
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6
1/8s, 2014		2,350,000	2,191,375
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014		9,545,000	8,996,163
KCS Energy, Inc. sr. notes 7 1/8s, 2012		3,175,000	3,182,938
Massey Energy Co. sr. notes 6 5/8s, 2010		7,265,000	7,265,000
Newfield Exploration Co. sr. notes 7 5/8s, 2011		6,220,000	6,375,500
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		6,605,000	6,324,288
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		6,055,000	5,600,875
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		4,103,541	4,459,248
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		3,260,000	3,251,850
Peabody Energy Corp. sr. notes 5 7/8s, 2016		6,615,000	6,201,563
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014		6,695,000	6,611,313
Plains Exploration & Production Co. sr. sub. notes 8
3/4s, 2012		7,395,000	7,727,775
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		5,465,000	5,164,425
Pride International, Inc. sr. notes 7 3/8s, 2014		8,020,000	8,200,450
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		3,675,000	3,509,625
Seabulk International, Inc. company guaranty 9 1/2s,
2013		5,165,000	5,733,150
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014		1,925,000	1,929,813
Whiting Petroleum Corp. company guaranty 7s, 2014		6,665,000	6,431,725

			199,044,369

Entertainment (1.2%)

AMC Entertainment, Inc. sr. sub. notes 8s, 2014		2,100,000	1,958,250
AMC Entertainment, Inc. 144A company guaranty 11s, 2016		3,495,000	3,774,600
Cinemark USA, Inc. sr. sub. notes 9s, 2013		2,215,000	2,358,975
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		9,535,000	7,473,056
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)		5,060,000	3,605,250
Six Flags, Inc. sr. notes 9 5/8s, 2014		4,040,000	3,989,500
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010		2,340,000	2,386,800
Universal City Florida Holding Co. sr. notes FRN
9.899s, 2010		3,321,000	3,428,933

			28,975,364

Financial (0.6%)

Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		2,640,000	2,666,400
E*Trade Finance Corp. sr. notes 8s, 2011		8,100,000	8,383,500
Finova Group, Inc. notes 7 1/2s, 2009		9,558,550	3,082,632

			14,132,532

Food (1.5%)

Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)		861,992	45,041
Dean Foods Co. company guaranty 7s, 2016		6,495,000	6,365,100
Dean Foods Co. sr. notes 6 5/8s, 2009		2,990,000	2,990,000
Del Monte Corp. company guaranty 6 3/4s, 2015		3,360,000	3,183,600
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		6,185,000	6,447,863
Doane Pet Care Co. sr. sub. notes 10 5/8s, 2015		4,980,000	6,191,783
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013		8,615,000	8,464,238
United Biscuits Finance company guaranty 10 5/8s, 2011
(United Kingdom)	EUR	2,090,000	2,826,449

			36,514,074

Gaming & Lottery (3.5%)

Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		$1,514,000	1,601,055
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		3,315,000	3,389,588
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		5,310,000	5,217,075
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		730,000	704,450
Harrah's Operating Co., Inc. company guaranty 8s, 2011		1,805,000	1,937,435
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		3,257,000	3,436,135
MGM Mirage, Inc. company guaranty 6s, 2009		7,002,000	6,905,723
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		2,000	1,965
Mirage Resorts, Inc. debs. 7 1/4s, 2017		1,755,000	1,728,675
Park Place Entertainment Corp. sr. notes 8 1/2s, 2006		1,465,000	1,483,154
Park Place Entertainment Corp. sr. notes 7s, 2013		4,000,000	4,120,828
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		2,834,000	2,968,615

Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015		2,100,000	2,008,125
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		6,345,000	6,440,175
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009		4,943,000	5,387,870
Scientific Games Corp. company guaranty 6 1/4s, 2012		6,115,000	5,885,688
Station Casinos, Inc. sr. notes 6s, 2012		9,695,000	9,282,963
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		4,485,000	4,333,631
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		10,375,000	10,167,500
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		5,695,000	5,403,131

			82,403,781

Health Care (6.3%)

Alderwoods Group, Inc. company guaranty 7 3/4s, 2012		3,495,000	3,695,963
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		5,596,000	5,365,165
DaVita, Inc. company guaranty 6 5/8s, 2013		1,785,000	1,715,831
Elan Finance PLC/Elan Finance Corp, company guaranty 7
3/4s, 2011 (Ireland)		3,010,000	2,957,325
Extendicare Health Services, Inc. company guaranty 9
1/2s, 2010		2,950,000	3,082,750
Extendicare Health Services, Inc. sr. sub. notes 6
7/8s, 2014		2,665,000	2,784,925
Fresenius Finance BV 144A company guaranty 5 1/2s,
2016 (Netherlands)	EUR	1,685,000	2,141,323
HCA, Inc. debs. 7.19s, 2015		$6,513,000	6,457,757
HCA, Inc. notes 8.36s, 2024		3,150,000	3,184,203
HCA, Inc. notes 7.69s, 2025		735,000	697,745
HCA, Inc. notes 6 3/8s, 2015		2,195,000	2,079,385
HCA, Inc. notes 5 3/4s, 2014		2,385,000	2,179,470
HCA, Inc. sr. notes 7 7/8s, 2011		116,000	120,180
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes 8
3/4s, 2014		2,815,000	2,846,669
Insight Health Services Corp. company guaranty FRB
10.399s, 2011		2,810,000	2,532,513
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		4,276,000	3,869,780
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		2,660,000	2,580,200
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		6,090,000	5,755,050
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		5,435,000	5,475,763
Select Medical Corp. company guaranty 7 5/8s, 2015		5,375,000	4,797,188
Service Corporation International notes 6 1/2s, 2008		1,006,000	1,003,485
Service Corporation International 144A sr. notes 7
1/4s, 2017		1,920,000	1,824,000
Service Corporation International debs. 7 7/8s, 2013		3,857,000	3,895,570
Service Corporation International notes Ser. *, 7.7s,
2009		2,281,000	2,309,513
Service Corporation International 144A sr. notes 6
3/4s, 2016		6,680,000	6,262,500
Stewart Enterprises, Inc. 144A sr. notes 7 3/4s, 2013		7,880,000	7,367,800
Tenet Healthcare Corp. notes 7 3/8s, 2013		8,065,000	7,460,125
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		6,775,000	6,893,563
Triad Hospitals, Inc. sr. notes 7s, 2012		6,370,000	6,314,263
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		11,815,000	11,445,781
Universal Hospital Services, Inc. sr. notes 10 1/8s,
2011 (Canada)		4,445,000	4,667,250
US Oncology, Inc. company guaranty 9s, 2012		4,090,000	4,284,275
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		7,999,000	8,198,975
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		6,360,000	7,027,800
Ventas Realty LP/Capital Corp. company guaranty 6
3/4s, 2010 (R)		2,200,000	2,208,250
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		1,690,000	1,651,975
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)		2,250,000	2,176,875

			149,311,185

Homebuilding (1.3%)

Ashton Woods USA LLC/Ashton Woods Finance Co. sr. sub.
notes 9 1/2s, 2015		$2,835,000	2,615,288
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011		3,206,000	3,342,255
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		4,000	4,241
K. Hovnanian Enterprises, Inc. company guaranty 8
7/8s, 2012		4,180,000	4,305,400
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		1,982,000	1,820,528
Meritage Homes Corp. company guaranty 6 1/4s, 2015		2,450,000	2,168,250
Schuler Homes, Inc. company guaranty 10 1/2s, 2011		3,450,000	3,644,052
Standard Pacific Corp. sr. notes 7 3/4s, 2013		6,440,000	6,222,650
Standard Pacific Corp. sr. notes 7s, 2015		825,000	746,625
Technical Olympic USA, Inc. company guaranty 10 3/8s,
2012		3,405,000	3,456,075
WCI Communities, Inc. company guaranty 9 1/8s, 2012		3,057,000	2,984,396

			31,309,760

Household Furniture and Appliances (0.4%)

Sealy Corp. sr. sub. notes 8 1/4s, 2014		9,510,000	9,890,400

Lodging/Tourism (0.9%)

FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		2,630,000	2,814,100
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		9,135,000	9,157,838
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012		3,670,000	3,881,025
Starwood Hotels & Resorts Worldwide, Inc. debs. 7
3/8s, 2015		4,600,000	4,726,500

			20,579,463

Media (0.4%)

Affinity Group, Inc. sr. sub. notes 9s, 2012		5,935,000	5,875,650
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014		1,235,000	1,021,963
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		3,330,000	3,550,612

			10,448,225

Publishing (3.6%)

American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009		6,355,000	5,862,488
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		6,395,213	6,443,177
Cenveo Corp, sr. sub. notes 7 7/8s, 2013		3,027,000	2,921,055
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010		6,095,000	6,308,325
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)		4,720,000	3,964,800
Dex Media, Inc. notes 8s, 2013		2,395,000	2,424,938
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		7,690,000	8,112,950
Mail-Well I Corp. company guaranty 9 5/8s, 2012		2,555,000	2,727,462
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		5,107,000	4,889,952
PRIMEDIA, Inc. sr. notes 8s, 2013		9,200,000	8,280,000
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		2,710,000	2,486,425
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013		4,100,000	3,751,500
R.H. Donnelley Corp. 144A sr. notes Ser. A-3, 8 7/8s,
2016		5,350,000	5,390,125
R.H. Donnelley Corp. 144A sr. disc. notes 6 7/8s, 2013		1,925,000	1,761,375
Reader's Digest Association, Inc. (The) sr. notes 6
1/2s, 2011		3,485,000	3,389,163
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		10,428,000	10,232,475
Vertis, Inc. 144A sub. notes 13 1/2s, 2009		6,870,000	5,564,700

			84,510,910

Restaurants (0.3%)

Sbarro, Inc. company guaranty 11s, 2009		7,558,000	7,633,580

Retail (2.5%)

Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		3,430,000	3,412,850
Autonation, Inc. 144A company guaranty 7s, 2014		1,060,000	1,054,700
Autonation, Inc. 144A company guaranty FRB 7.045s, 2013		1,455,000	1,469,550
Bon-Ton Department Stores, Inc. (The) 144A sr. notes
10 1/4s, 2014		7,680,000	7,180,800
Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014		5,335,000	5,234,969
Harry & David Holdings Inc. company guaranty 9s, 2013		2,460,000	2,263,200
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)		5,010,000	4,872,225
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)		2,475,000	2,301,750
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		2,140,000	1,626,400
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015		9,440,000	9,829,400
Rite Aid Corp. company guaranty 9 1/2s, 2011		5,030,000	5,256,350
Rite Aid Corp. company guaranty 7 1/2s, 2015		3,340,000	3,256,500
Rite Aid Corp. sr. notes 9 1/4s, 2013		5,189,000	5,059,275
United Auto Group, Inc. company guaranty 9 5/8s, 2012		3,759,000	3,970,444
Victoria ACQ II 144A sr. unsecd. notes 10.879s, 2015
(Netherlands) (PIK)	EUR	1,285,000	1,631,842

			58,420,255

Technology (4.1%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		5,426,000	5,602,345
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		5,119,000	4,658,290
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s,
2016		2,620,000	2,515,200
Avago Technologies Finance 144A sr. notes 10 1/8s,
2013 (Singapore)		1,085,000	1,160,950
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)		1,810,000	1,814,525

Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	3,655,000	3,627,587
Freescale Semiconductor, Inc. sr. notes Ser. B, 7
1/8s, 2014	6,810,000	6,946,200
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	8,626,000	8,863,215
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	1,545,000	1,436,850
Lucent Technologies, Inc. debs. 6 1/2s, 2028	350,000	302,750
Lucent Technologies, Inc. debs. 6.45s, 2029	7,394,000	6,442,023
Lucent Technologies, Inc. notes 5 1/2s, 2008	1,395,000	1,360,125
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	2,990,000	2,631,200
Seagate Technology Hdd Holdings company guaranty 8s,
2009 (Cayman Islands)	2,500,000	2,575,000
Sensata Technologies BV 144A 8s, 2014 (Netherlands)	2,625,000	2,585,625
Serena Software, Inc. 144a sr. sub. notes 10 3/8s, 2016	1,060,000	1,107,700
Solectron Corp. 144A sr. sub. notes 8s, 2016	3,185,000	3,200,925
SunGard Data Systems, Inc. 144A sr. sub. notes 10
1/4s, 2015	6,990,000	7,304,550
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013	9,007,000	9,446,091
UGS Corp. company guaranty 10s, 2012	6,850,000	7,432,250
Unisys Corp. sr. notes 8s, 2012	3,745,000	3,515,619
Xerox Capital Trust I company guaranty 8s, 2027	4,340,000	4,432,225
Xerox Corp. company guaranty 9 3/4s, 2009	4,000	4,325
Xerox Corp. sr. notes 7 5/8s, 2013	6,874,000	7,045,850
Xerox Corp. sr. notes 6 7/8s, 2011	1,345,000	1,358,450
Xerox Corp. sr. notes 6.4s, 2016	165,000	157,575

		97,527,445

Textiles (0.8%)

Invista 144A notes 9 1/4s, 2012	1,610,000	1,706,600
Levi Strauss & Co. sr. notes 9 3/4s, 2015	7,798,000	8,051,435
Levi Strauss & Co. 144A sr. notes 8 7/8s, 2016	4,005,000	3,934,913
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	4,250,000	4,356,250

		18,049,198

Tire & Rubber (0.6%)

Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	1,755,000	1,697,962
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	11,615,000	11,818,262

		13,516,224

Transportation (0.8%)

CalAir, LLC/CalAir Capital Corp. company guaranty 8
1/8s, 2008	7,906,000	7,550,230
Kansas City Southern Railway Co. company guaranty 9
1/2s, 2008	8,753,000	9,168,768
Kansas City Southern Railway Co. company guaranty 7
1/2s, 2009	1,685,000	1,693,425

		18,412,423

Utilities & Power (7.9%)

AES Corp. (The) sr. notes 8 7/8s, 2011	795,000	844,688
AES Corp. (The) sr. notes 8 3/4s, 2008	171,000	178,268
AES Corp. (The) 144A sec. notes 9s, 2015	7,235,000	7,795,712
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	7,390,000	7,962,725
ANR Pipeline Co. debs. 9 5/8s, 2021	2,385,000	2,840,382
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	10,000	11,301
CMS Energy Corp. sr. notes 9 7/8s, 2007	175,000	183,531
CMS Energy Corp. sr. notes 8.9s, 2008	2,199,000	2,292,458
CMS Energy Corp. sr. notes 8 1/2s, 2011	1,254,000	1,322,970
CMS Energy Corp. sr. notes 7 3/4s, 2010	1,730,000	1,773,250
Colorado Interstate Gas Co. debs. 6.85s, 2037	3,535,000	3,565,896
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	1,000,000	934,046
Copano Energy, LLC. 144A sr. notes 8 1/8s, 2016	2,150,000	2,203,750
Dynegy Holdings, Inc. 144A sr. unsecd. notes 8 3/8s,
2016	5,235,000	5,208,825
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	3,500,000	3,565,625
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,330,000	5,483,238
Edison Mission Energy sr. notes 10s, 2008	2,399,000	2,605,914
Edison Mission Energy sr. notes 9 7/8s, 2011	145,000	170,194
Edison Mission Energy 144A sr. notes 7 3/4s, 2016	2,020,000	1,999,800
Edison Mission Energy 144A sr. notes 7 1/2s, 2013	2,425,000	2,400,750
El Paso Corp. notes 7 3/4s, 2010	1,800,000	1,845,000
El Paso Corp. sr. notes 8.05s, 2030	5,000,000	4,987,500
El Paso Corp. sr. notes 7 3/8s, 2012	3,630,000	3,648,150
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	3,470,000	3,387,588
El Paso Natural Gas Co. debs. 8 5/8s, 2022	1,745,000	1,921,709
El Paso Production Holding Co. company guaranty 7
3/4s, 2013	11,125,000	11,347,500
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	5,460,000	5,227,950
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	10,955,000	11,721,850

Mirant North America LLC 144A sr. notes 7 3/8s, 2013	6,380,000	6,300,250
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	6,998,000	7,898,992
Monongahela Power Co. 1st mtge. 6.7s, 2014	3,190,000	3,304,559
Nevada Power Co. 2nd mtge. 9s, 2013	3,163,000	3,457,210
Northwestern Corp. sec. notes 5 7/8s, 2014	6,090,000	5,955,594
NRG Energy, Inc. sr. notes 7 3/8s, 2016	13,275,000	13,291,594
Orion Power Holdings, Inc. sr. notes 12s, 2010	6,000,000	6,765,000
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	4,840,000	4,916,578
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	28,000	28,455
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	1,290,000	1,279,795
Sierra Pacific Resources sr. notes 8 5/8s, 2014	3,415,000	3,678,566
Teco Energy, Inc. notes 7.2s, 2011	1,645,000	1,692,294
Teco Energy, Inc. notes 7s, 2012	2,730,000	2,784,600
Teco Energy, Inc. sr. notes 6 3/4s, 2015	360,000	360,000
Tennessee Gas Pipeline Co. debs. 7s, 2028	695,000	661,762
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	1,465,000	1,512,435
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	5,100,000	5,182,845
Utilicorp Canada Finance Corp. company guaranty 7
3/4s, 2011 (Canada)	6,710,000	6,995,175
Utilicorp United, Inc. sr. notes 9.95s, 2011	3,385,000	3,782,738
Williams Cos., Inc. (The) notes 8 3/4s, 2032	1,330,000	1,489,600
Williams Cos., Inc. (The) notes 7 5/8s, 2019	5,210,000	5,379,325
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	1,870,000	1,846,625
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	3,107,974	259,205

		186,253,767

Total corporate bonds and notes (cost $2,075,568,896)		$2,066,815,492

SENIOR LOANS (2.7%)(a)(c)
	Principal amount	Value

Basic Materials (0.1%)

Graphic Packaging Corp. bank term loan FRN Ser. C,
7.498s, 2010	$655,469	$660,970
Nalco Co. bank term loan FRN Ser. B, 6.636s, 2010	566,951	568,298
St. Mary's Cement Corp. bank term loan FRN 6.979s, 2009	586,500	593,831

		1,823,099

Beverage (--%)

Constellation Brands, Inc. bank term loan FRN Ser. B,
6.361s, 2011	782,778	784,441

Broadcasting (--%)

Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.344s, 2012	299,246	298,218

Capital Goods (0.3%)

AGCO Corp. bank term loan FRN 6.729s, 2008	815,100	820,194
Invensys, PLC bank term loan FRN 9.431s, 2009 (United
Kingdom)	4,850,000	4,898,500
Invensys, PLC bank term loan FRN Ser. B-1, 8.501s,
2009 (United Kingdom)	122,394	122,394
Owens-Illinois, Inc. bank term loan FRN Ser. B, 6.85s,
2008	394,214	394,050
Solo Cup Co. bank term loan FRN 9.66s, 2012	500,000	505,625
Solo Cup Co. bank term loan FRN 7.532s, 2011	539,000	542,481

		7,283,244

Communication Services (0.1%)

Consolidated Communications Holdings bank term loan
FRN Ser. D, 6.78s, 2011	246,875	247,492
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 7 3/4s, 2013	500,000	502,813
PanAmSat Corp. bank term loan FRN Ser. B1, 6.9s, 2010	305,350	307,258

		1,057,563

Consumer Cyclicals (0.6%)

Dana Corporation bank term loan FRN 7.22s, 2008	1,300,000	1,302,438
Federal Mogul Corp. bank term loan FRN Ser. A, 7 1/4s,
2007	2,735,000	2,678,591
Federal Mogul Corp. bank term loan FRN Ser. B, 7 1/2s,
2007	6,365,000	6,243,002
Landsource, Inc. bank term loan FRN Ser. B, 7 5/8s,
2010	250,000	250,469
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.34s, 2013	2,895,570	2,916,510
TRW Automotive, Inc. bank term loan FRN Ser. B, 6
1/4s, 2010	369,078	369,129

		13,760,139

Consumer Staples (0.8%)

Burlington Coat bank term loan FRN Ser. B, 7.53s, 2013	1,246,875	1,232,848
Century Cable Holdings bank term loan FRN 10s, 2009	5,320,000	5,161,507
Charter Communications bank term loan FRN Ser. B,
7.755s, 2013	863,526	867,145
Frontier Vision bank term loan FRN Ser. B, 9.525s,
2006	440,000	439,038
Insight Midwest, LP/Insight Capital, Inc. bank term
loan FRN 7s, 2009	4,887,500	4,905,271
Mediacom Communications Corp. bank term loan FRN Ser.
B, 7.067s, 2012	987,500	984,326
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10s, 2010	5,053,836	4,910,342
Warner Music Group bank term loan FRN Ser. B, 7.222s,
2011	975,473	978,217

		19,478,694

Energy (--%)

Dresser, Inc. bank term loan FRN 8.65s, 2010	160,000	162,800

Entertainment (--%)

Six Flags, Inc. bank term loan FRN Ser. B, 7.317s,
2009	200,159	201,196

Food (--%)

Pinnacle Foods Holding Corp. bank term loan FRN
8.237s, 2010	918,193	922,095

Health Care (0.3%)

Community Health Systems, Inc. bank term loan FRN Ser.
B, 6.97s, 2011	433,400	435,657
Healthsouth Corp. bank term loan FRN Ser. B, 8.15s,
2013	6,000,000	6,001,074
Kinetic Concepts, Inc. bank term loan FRN Ser. B,
6.73s, 2011	288,916	291,083
VWR International, Inc. bank term loan FRN Ser. B,
7.34s, 2011	184,780	186,012

		6,913,826

Household Furniture and Appliances (--%)

Sealy Corp. bank term loan FRN Ser. D, 6.739s, 2012	290,992	291,902

Publishing (--%)

Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.619s, 2010	695,272	694,165

Technology (0.1%)

Iron Mountain, Inc. bank term loan FRN 6.844s, 2011	985,000	994,084

Tire & Rubber (--%)

Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.954s, 2010	815,000	820,501

Transportation (0.1%)

United Airlines bank term loan FRN Ser. B, 8 5/8s, 2012	1,006,250	1,019,834
United Airlines bank term loan FRN Ser. DD, 8 7/8s,
2012	143,750	145,691

		1,165,525

Utilities & Power (0.3%)

El Paso Corp. bank term loan FRN 4.729s, 2009	2,140,000	2,150,105
El Paso Corp. bank term loan FRN Ser. B, 7 3/4s, 2009	2,762,560	2,776,757
NRG Energy, Inc. bank term loan FRN Ser. B, 6.82s, 2013	2,460,000	2,468,667

		7,395,529
Total senior loans (cost $63,447,311)		$64,047,021

CONVERTIBLE PREFERRED STOCKS (1.4%)(a)
	Shares	Value

Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.	201,380	$6,355,553
Crown Castle International Corp. $3.125 cum. cv. pfd.	83,650	4,538,013
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	81,621	3,713,756
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	2,432	3,049,424

Huntsman Corp. $2.50 cv. pfd.	59,300	2,468,363
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	4,757	4,453,741
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	44,200	5,746,000
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)	246	1,722,000

Total convertible preferred stocks (cost $30,642,797)		$32,046,850

CONVERTIBLE BONDS AND NOTES (1.2%)(a)
	Principal amount	Value

ArvinMeritor, Inc. 144A cv. unsec. stepped-coupon 4
5/8s (0s, 3/1/16) 2026 (STP)	$2,305,000	$2,426,013
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	6,730,000	6,973,962
Intel Corp. cv. sub. bonds 2.95s, 2035	4,275,000	3,516,188
L-3 Communications Corp. 144A cv. bonds 3s, 2035	4,990,000	4,840,300
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	1,720,000	1,558,750
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035	930,000	1,035,788
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	2,840,000	2,488,550
Wabash National Corp. cv. sr. notes 3 1/4s, 2008	2,275,000	2,380,219
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	2,270,000	2,306,888

Total convertible bonds and notes (cost $27,682,998)		$27,526,658

COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)(a)
	Principal amount	Value

DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031	$1,190,771	$1,163,299
Ser. 98-CF2, Class B5, 5.95s, 2031	3,816,434	3,383,529
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.513s, 2033	583,000	608,284
Ser. 00-1, Class G, 6.131s, 2033	2,470,000	2,254,246
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	2,202,750	2,153,666
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	1,054,300	964,052
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	2,435,000	1,938,489
Ser. 04-1A, Class K, 5.45s, 2040	880,000	681,484
Ser. 04-1A, Class L, 5.45s, 2040	400,000	283,391

Total collateralized mortgage obligations (cost $11,560,740)		$13,430,440

PREFERRED STOCKS (0.5%)(a)
	Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)	21,000	$147,000
First Republic Capital Corp. 144A 10.50% pfd.	6,670	7,103,550
Paxson Communications Corp. 14.25% cum. pfd. (PIK)	138	1,179,900
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.	3,026	3,721,980

Total preferred stocks (cost $10,246,968)		$12,152,430

COMMON STOCKS (0.3%)(a)
	Shares	Value

Comdisco Holding Co., Inc.	4,327	$67,069
Compass Minerals International, Inc.	4,728	120,469
Contifinancial Corp. Liquidating Trust Units	31,440,192	9,825
Crown Castle International Corp. (NON)	12,856	408,435
Decrane Aircraft Holdings, Inc. (F) (AFF) (NON)	29,311	29
DigitalGlobe, Inc. 144A (AFF) (NON)	645,566	645,566
Dobson Communications Corp. (NON)	16,542	142,096
Genesis HealthCare Corp. (NON)	6,026	283,644
Knology, Inc. (NON)	1,894	16,913
Legrand SA (France) (S)	108,675	3,186,413
Samsonite Corp. (NON) (S)	615,000	676,500
Sterling Chemicals, Inc. (NON)	4,358	55,608
Sun Healthcare Group, Inc. (NON)	9,048	74,284
USA Mobility, Inc.	1,733	35,162
VFB LLC (acquired 5/15/02, cost $9,558,415)
(F)(RES)(AFF)(NON)	12,695,838	269,787
VS Holdings, Inc. (NON)	327,451	1
Wayland Investment Fund II (acquired 1/5/06, cost
$1,565,449) (F)(RES)(NON)	33,000	356,928
WHX Corp. (NON)	163,145	1,509,091

Total common stocks (cost $63,926,713)		$7,857,820

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Argentina (Republic of) FRB 4.889s, 2012	$5,416,250	$4,974,909
Philippines (Republic of) bonds 9 1/2s, 2024	580,000	666,420

Total foreign government bonds and notes (cost $5,609,872)		$5,641,329

ASSET-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value

Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.581s, 2036			$545,000	$447,793
CDO Repackaging Trust Series 144A Ser. 03-3, Class A,
9.49s, 2008			4,315,000	4,681,775

Total asset-backed securities (cost $4,731,296)				$5,129,568

UNITS (0.1%)(a) (cost $12,603,530)
			Units	Value

XCL, Ltd. Equity Units (F)(AFF)			3,124	$3,340,846

WARRANTS (0.0%)(a)(NON)
		Strike
	Expiration date	price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$.01	8,414	$82
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	1
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	1
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	4,510	126,280
Ubiquitel, Inc. 144A	4/15/10	$22.74	15,004	150
ZSC Specialty Chemicals PLC 144A (United Kingdom)	6/30/11	GBP .01	300,000	3,000
ZSC Specialty Chemicals PLC (Preferred) 144A (United
Kingdom)	6/30/11	GBP .01	300,000	3,000

Total warrants (cost $1,398,843)				$132,514

EQUITY VALUE CERTIFICATES (--%)(a)(cost $20,766)

			Certificates	Value

ONO Finance PLC 144A (United Kingdom)	2/15/11		186	$2

SHORT-TERM INVESTMENTS (4.0%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.90% to 5.19% and
due dates ranging from June 1, 2006 to June 29, 2006
(d)			$681,027	$680,895
Putnam Prime Money Market Fund (e)			93,766,355	93,766,355

Total short-term investments (cost $94,447,250)				$94,447,250

TOTAL INVESTMENTS

Total investments (cost $2,401,878,891)(b)				$2,332,568,220

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/06 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$49,868,337	$52,863,076	6/21/06	$(2,994,739)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	--	$2,910,000	3/20/11	355 bp	$128,810

Lear Corp., 8.11%, 5/15/09	--	2,925,000	6/20/08	660 bp	162,435

Lear Corp., 8.11%, 5/15/09	--	3,030,000	6/20/08	860 bp	301,428

Visteon Corp., 7%, 3/10/14	--	1,755,972	6/20/09	535 bp	(4,670)

Lehman Brothers Special Financing, Inc.
General Motors, 7 1/8%,7/15/2013	--	5,495,000	12/20/06	750 bp	(23,437)

JPMorgan Chase Bank, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/2015	--	1,653,000	6/20/11	365 bp	(47,394)

Felcor Lodging L.P., 8 1/2%, 6/1/11	--	2,330,000	6/20/10	370 bp	212,805

Ford Motor Co., 7.45%, 7/16/2031	--	2,130,000	6/20/07	635 bp	44,305

Ford Motor Co., 7.45%, 7/16/2031	--	2,755,000	6/20/07	665 bp	66,755

Visteon Corp., 7%, 3/10/14	--	1,100,000	6/20/09	530 bp	(4,266)

Goldman Sachs International
One of the underlying securities in the basket of BB CMBS securities	--	3,563,000	(a)	2.461%	173,302

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%, 7/16/2031	--	2,130,000	6/20/07	630 bp	43,165

Visteon Corp., 7%, 3/10/14	--	1,650,000	6/20/09	545 bp	(347)

Deutsche Bank AG
Ford Motor Co., 7.45%, 7/16/2031	--	2,982,000	6/20/07	595 bp	46,198

Lear Corp., 8.11%, 5/15/09	--	2,450,000	6/20/08	860 bp	243,729

Visteon Corp., 7%, 3/10/14	--	1,030,000	6/20/09	535 bp	(2,739)

Citibank, N.A.
Ford Motor Co., 7.45%, 7/16/2031	--	2,130,000	6/20/07	620 bp	39,393

Lear Corp., 8.11%, 5/15/09	--	1,644,000	6/20/08	845 bp	158,622

Visteon Corp., 7%, 3/10/14	--	2,750,000	6/20/09	535 bp	(7,313)

Bank of America, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/2015	--	2,755,000	6/20/11	365 bp	(78,710)

Total					$1,452,071

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $2,369,225,992.

(b) The aggregate identified cost on a tax basis is $2,417,735,955, resulting in gross unrealized appreciation and depreciation of $46,238,327 and $131,406,062, respectively, or net unrealized depreciation of $85,167,735.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at May 31, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at May 31, 2006.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2006 was $10,667,515 or 0.5% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	cost	income	Value

Decrane Aircraft Holdings, Inc.	$--	$--	$--	$29
DigitalGlobe, Inc.	-	-	-	645,566
VFB LLC	-	-	-	269,787
XCL, Ltd.	-	-	-	3,340,846

Totals	$	$		$$4,256,228

Market values are shown for those securities affiliated at period end.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At May 31, 2006, the value of securities loaned amounted to $640,901. The fund received cash collateral of $680,895 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,147,472 for the period ended May 31, 2006. During the period ended May 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $623,987,709 and $608,604,441, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At May 31, 2006, liquid assets totaling $50,784,664 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 27, 2006